4. Financing Receivables (Details - Construction Loan Portfolio) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2015 USD ($) Number	Dec. 31, 2014 USD ($) Number	Dec. 31, 2013 USD ($) Number
Colorado [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number	1	1
Number of Loans | Number	2	1
Value Of Collateral	$ 1,095	$ 515
Commitment Amount	767	361
Amount Outstanding	$ 213	$ 68
Loan To Value Ratio	70.00%	70.00%
Loan Fee	5.00%	5.00%
Florida [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number	1	1
Number of Loans | Number	2	2
Value Of Collateral	$ 685	$ 685
Commitment Amount	480	480
Amount Outstanding	$ 477	$ 404
Loan To Value Ratio	70.00%	70.00%
Loan Fee	5.00%	5.00%
Georgia [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number	2	2
Number of Loans | Number	5	5
Value Of Collateral	$ 978	$ 1,027
Commitment Amount	770	810
Amount Outstanding	$ 341	$ 349
Loan To Value Ratio	79.00%	79.00%
Loan Fee	5.00%	5.00%
Louisiana [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number	1	1
Number of Loans | Number	2	2
Value Of Collateral	$ 1,230	$ 1,230
Commitment Amount	620	861
Amount Outstanding	$ 621	$ 620
Loan To Value Ratio	50.00%	70.00%
Loan Fee	5.00%	5.00%
New Jersey [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number	1	1	1
Number of Loans | Number	1	1	1
Value Of Collateral	$ 390	$ 390	$ 186
Commitment Amount	273	273	130
Amount Outstanding	$ 273	$ 259	$ 84
Loan To Value Ratio	70.00%	70.00%	70.00%
Loan Fee	5.00%	5.00%	5.00%
Pennsylvania [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number	2	2	1
Number of Loans | Number	3	4	2
Value Of Collateral	$ 1,676	$ 2,826	$ 1,825
Commitment Amount	1,102	1,850	1,220
Amount Outstanding	$ 1,023	$ 1,463	$ 204
Loan To Value Ratio	66.00%	65.00%	67.00%
Loan Fee	5.00%	5.00%	5.00%
South Carolina [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number	2	2
Number of Loans | Number	4	4
Value Of Collateral	$ 1,220	$ 1,577
Commitment Amount	773	900
Amount Outstanding	$ 522	$ 780
Loan To Value Ratio	63.00%	57.00%
Loan Fee	5.00%	5.00%
Total [Member]
Summary Of Loan Portfolio To Builders For Home Construction [Line Items]
Number of Borrowers | Number	10	10	2
Number of Loans | Number	19	19	3
Value Of Collateral	$ 7,274	$ 8,250	$ 2,011
Commitment Amount	4,785	5,535	1,350
Amount Outstanding	$ 3,470	$ 3,943	$ 288
Loan To Value Ratio	66.00%	67.00%	67.00%
Loan Fee	5.00%	5.00%	5.00%